20. BONDS PAYABLE AND PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2018
Bonds Payable And Promissory Notes Tables Abstract
Summary of bonds payable and promissory notes
a)	Bonds payable and promissory notes, current as of December 31, 2018

						Currency				Maturities
						or					90 days to 1
Debtor		Debtor	Creditor		Creditor	adjustment	Type of	Effective	Nominal	Up to 90 days	year	Total
taxpayer ID	Name of debtor	country	taxpayer ID	Creditor name	country	unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	2.29%	2.50%	9,339,207	—	9,339,207
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	3.53%	3.30%	297,435	—	297,435
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco de Bice	Chile	U.F.	Biannual	2.75%	2.40%	240,239	—	240,239
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco de Bice	Chile	U.F.	Biannual	2.92%	3.00%	774,932	—	774,932
Total										10,651,813	—	10,651,813

b)	Bonds payable and promissory notes, non-current as of December 31, 2018

						Currency				Maturities
						or								More than 5
Debtor		Debtor	Creditor		Creditor	adjustment	Type of	Effective	Nominal	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	years	Total
taxpayer ID	Name of debtor	country	taxpayer ID	Creditor name	country	unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	2.29%	2.50%	9,188,604	—	—	—	—	9,188,604
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	3.53%	3.30%	—	—	—	—	27,565,790	27,565,790
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco de Bice	Chile	U.F.	Biannual	2.75%	2.40%	—	—	—	—	55,131,580	55,131,580
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco de Bice	Chile	U.F.	Biannual	2.92%	3.00%	—	—	—	—	55,131,580	55,131,580
Total										9,188,604	—	—	—	137,828,950	147,017,554

c)	Bonds payable and promissory notes, current as of December 31, 2017

						Currency				Maturities
						or					90 days to 1
Debtor		Debtor	Creditor		Creditor	adjustment	Type of	Effective	Nominal	Up to 90 days	year	Total
taxpayer ID	Name of debtor	country	taxpayer ID	Creditor name	country	unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	3.78%	3.50%	6,770,141	6,699,548	13,469,689
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	2.29%	2.50%	9,152,339	—	9,152,339
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	3.53%	3.30%	289,152	—	289,152
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Biannual	2.75%	2.40%	233,548	—	233,548
Total										16,445,180	6,699,548	23,144,728

d)	Bonds payable and promissory notes, non-current as of December 31, 2017

						Currency				Maturities
						or								More than 5
Debtor		Debtor	Creditor		Creditor	adjustment	Type of	Effective	Nominal	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	years	Total
taxpayer ID	Name of debtor	country	taxpayer ID	Creditor name	country	unit	amortization	rate	rate	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	2.29%	2.50%	8,932,710	8,932,720	—	—	—	17,865,430
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.004.000-5	Banco de Chile	Chile	U.F.	Biannual	3.53%	3.30%	—	—	—	—	26,798,140	26,798,140
90.227.000-0	Viña Concha y Toro S.A.	Chile	97.080.000-k	Banco Bice	Chile	U.F.	Biannual	2.75%	2.40%	—	—	—	—	53,596,280	53,596,280
Total										8,932,710	8,932,720	—	—	80,394,420	98,259,850